Capital Group KKR Multi-Sector+
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 93.14% Corporate bonds and notes 29.54% Financials 6.72%	Principal amount (000)	Value (000)
ACF TD Holdings, LLC 6.46% 5/30/2031 (a)	USD3,111	$3,182
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (b)	245	240
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (b)	275	266
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (b)	363	366
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (b)	435	428
AmWINS Group, Inc. 4.875% 6/30/2029 (b)	165	158
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (b)	570	577
Aretec Group, Inc. 7.50% 4/1/2029 (b)	200	198
Aretec Group, Inc. 10.00% 8/15/2030 (b)	491	522
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (c)	373	331
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (c)	600	592
Block, Inc. 2.75% 6/1/2026	155	154
Block, Inc. 5.625% 8/15/2030 (b)	55	55
Block, Inc. 3.50% 6/1/2031	70	64
Block, Inc. 6.50% 5/15/2032	525	530
Block, Inc. 6.00% 8/15/2033 (b)	70	69
Blue Owl Credit Income Corp. 4.70% 2/8/2027	240	237
Brown & Brown, Inc. 6.25% 6/23/2055	513	512
Chubb INA Holdings, LLC 4.90% 8/15/2035	250	246
Cipher Compute, LLC 7.125% 11/15/2030 (b)	70	73
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (c)	250	248
Coinbase Global, Inc. 3.375% 10/1/2028 (b)	240	225
Coinbase Global, Inc. 3.625% 10/1/2031 (b)	95	80
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (b)	1,009	939
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (b)	925	911
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (c)	372	360
Hightower Holding, LLC 6.75% 4/15/2029 (b)	260	255
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (c)	380	360
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (c)	200	201
HUB International, Ltd. 7.25% 6/15/2030 (b)	625	641
ION Platform Finance US, Inc. 4.625% 5/1/2028 (b)	50	47
ION Platform Finance US, Inc. 5.00% 5/1/2028 (b)	40	37
ION Platform Finance US, Inc. 8.75% 5/1/2029 (b)	1,223	1,139
ION Platform Finance US, Inc. 9.50% 5/30/2029 (b)	1,158	1,091
ION Platform Finance US, Inc. 9.00% 8/1/2029 (b)	270	251
ION Platform Finance US, Inc. 7.875% 9/30/2032 (b)	235	182
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (c)	600	619
Marsh & McLennan Cos., Inc. 5.40% 9/15/2033	162	167
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	69	69
Marsh & McLennan Cos., Inc. 5.70% 9/15/2053	52	51
Morgan Stanley 4.123% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (c)	250	248
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (c)	50	50
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (c)	248	252
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (c)	168	162
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (c)	328	321
Capital Group KKR Multi-Sector+ — Page 1 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 5.00% 3/15/2027	USD240	$235
Navient Corp. 5.50% 3/15/2029	320	294
Navient Corp. 9.375% 7/25/2030	789	770
Navient Corp. 11.50% 3/15/2031	235	239
Navient Corp. 7.875% 6/15/2032	730	652
Navient Corp. 5.625% 8/1/2033	1,265	988
OneMain Finance Corp. 6.125% 5/15/2030	385	377
OneMain Finance Corp. 7.50% 5/15/2031	300	302
OneMain Finance Corp. 7.125% 11/15/2031	255	253
Osaic Holdings, Inc. 6.75% 8/1/2032 (b)	380	380
Osaic Holdings, Inc. 8.00% 8/1/2033 (b)	224	221
Oxford Finance, LLC 6.375% 2/1/2027 (b)	145	144
Progressive Corp. 4.60% 3/26/2031	48	48
Ryan Specialty, LLC 4.375% 2/1/2030 (b)	70	68
Ryan Specialty, LLC 5.875% 8/1/2032 (b)	55	54
Takeoff Merger Sub, Inc. 4.50% 3/24/2029 (b)	135	134
Voyager Parent, LLC 9.25% 7/1/2032 (b)	150	156
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (c)	200	203
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (c)	210	209
		23,433
Communication services 4.50%
Altice France 6.50% 3/15/2032 (b)	638	605
AT&T, Inc. 3.50% 9/15/2053	300	197
CCO Holdings, LLC 5.00% 2/1/2028 (b)	295	293
CCO Holdings, LLC 4.75% 3/1/2030 (b)	340	323
CCO Holdings, LLC 4.50% 8/15/2030 (b)	110	103
CCO Holdings, LLC 4.25% 2/1/2031 (b)	1,425	1,300
CCO Holdings, LLC 7.375% 3/1/2031 (b)	361	368
CCO Holdings, LLC 7.00% 2/1/2033 (b)	1,160	1,164
CCO Holdings, LLC 4.50% 6/1/2033 (b)	170	148
CCO Holdings, LLC 4.25% 1/15/2034 (b)	170	146
CCO Holdings, LLC 7.375% 2/1/2036 (b)	240	239
Charter Communications Operating, LLC 5.85% 12/1/2035	117	115
Charter Communications Operating, LLC 4.80% 3/1/2050	33	24
Charter Communications Operating, LLC 3.70% 4/1/2051	403	250
Charter Communications Operating, LLC 3.90% 6/1/2052	359	229
Charter Communications Operating, LLC 5.25% 4/1/2053	158	124
Charter Communications Operating, LLC 6.70% 12/1/2055	65	62
Charter Communications Operating, LLC 3.85% 4/1/2061	265	155
Comcast Corp. 5.65% 6/1/2054	197	182
Comcast Corp. 6.05% 5/15/2055	40	40
Connect Finco SARL 9.00% 9/15/2029 (b)	1,115	1,173
DIRECTV Financing, LLC 5.875% 8/15/2027 (b)	64	64
DIRECTV Financing, LLC 8.875% 2/1/2030 (b)	240	240
DISH Network Corp. 11.75% 11/15/2027 (b)	806	831
EchoStar Corp. 10.75% 11/30/2029	525	567
EchoStar Corp. 6.75% Cash 11/30/2030 (d)	322	325
Embarq, LLC 7.995% 6/1/2036	240	77
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (b)	170	170
Gray Media, Inc. 10.50% 7/15/2029 (b)	224	238
Gray Media, Inc. 5.375% 11/15/2031 (b)	235	175
Gray Media, Inc. 7.25% 8/15/2033 (b)	500	504
Lindblad Expeditions, LLC 7.00% 9/15/2030 (b)	70	71
Capital Group KKR Multi-Sector+ — Page 2 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
News Corp. 3.875% 5/15/2029 (b)	USD70	$68
Nexstar Media, Inc. 6.50% 9/15/2033 (b)	515	519
Nexstar Media, Inc. 7.25% 4/15/2034 (b)	425	427
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (b)	70	73
Oak-Eagle AcquireCo, Inc. 8.75% 7/1/2034 (b)	80	84
Sirius XM Radio, LLC 4.00% 7/15/2028 (b)	200	193
Sirius XM Radio, LLC 3.875% 9/1/2031 (b)	610	554
Snap, Inc. 6.875% 3/1/2033 (b)	170	161
T-Mobile USA, Inc. 3.40% 10/15/2052	109	71
T-Mobile USA, Inc. 5.85% 2/15/2056	47	46
Univision Communications, Inc. 8.00% 8/15/2028 (b)	265	269
Univision Communications, Inc. 4.50% 5/1/2029 (b)	415	390
Univision Communications, Inc. 9.375% 8/1/2032 (b)	575	593
Verizon Communications, Inc. 5.25% 4/2/2035	191	191
Verizon Communications, Inc. 5.00% 1/15/2036	342	335
Versant Media Group, Inc. 7.25% 1/30/2031 (b)	105	108
Virgin Media Secured Finance PLC 4.50% 8/15/2030 (b)	200	177
VMED 02 UK Financing I PLC 4.25% 1/31/2031 (b)	200	172
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	430	416
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	337	223
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	25	15
WMG Acquisition Corp. 3.75% 12/1/2029 (b)	45	43
WMG Acquisition Corp. 3.875% 7/15/2030 (b)	85	80
		15,710
Health care 3.33%
Abbott Laboratories 4.65% 3/15/2036	1,030	1,008
AbbVie, Inc. 5.20% 3/15/2035	200	204
AbbVie, Inc. 4.75% 3/15/2036	137	134
AbbVie, Inc. 5.55% 3/15/2056	21	21
Accendra Health, Inc. 4.50% 3/31/2029 (b)	795	481
Accendra Health, Inc. 6.625% 4/1/2030 (b)	320	153
AdaptHealth, LLC 5.125% 3/1/2030 (b)	23	22
Amgen, Inc. 5.25% 3/2/2033	433	445
Amgen, Inc. 4.85% 2/19/2036	368	362
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (b)	65	67
AthenaHealth Group, Inc. 6.50% 2/15/2030 (b)	340	319
Augusta SpinCo Corp. 5.245% 3/23/2036	183	183
Avantor Funding, Inc. 4.625% 7/15/2028 (b)	315	308
Avantor Funding, Inc. 3.875% 11/1/2029 (b)	170	160
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (b)	200	197
Bristol-Myers Squibb Co. 5.20% 2/22/2034	400	410
Bristol-Myers Squibb Co. 5.55% 2/22/2054	100	96
Centene Corp. 2.45% 7/15/2028	75	70
Centene Corp. 2.50% 3/1/2031	80	67
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (b)	120	113
CVS Health Corp. 5.70% 6/1/2034	400	411
CVS Health Corp. 6.25% 9/15/2065	67	66
DaVita, Inc. 4.625% 6/1/2030 (b)	240	231
DaVita, Inc. 6.875% 9/1/2032 (b)	130	133
DaVita, Inc. 6.75% 7/15/2033 (b)	235	239
Elevance Health, Inc. 5.20% 2/15/2035	81	81
Elevance Health, Inc. 5.85% 11/1/2064	98	94
Endo Finance Holdings, LP 8.50% 4/15/2031 (b)	110	115
Capital Group KKR Multi-Sector+ — Page 3 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana, Inc. 5.375% 4/15/2031	USD200	$202
IQVIA, Inc. 6.25% 6/1/2032 (b)	300	305
Medline Borrower, LP 3.875% 4/1/2029 (b)	170	165
Medline Borrower, LP 6.25% 4/1/2029 (b)	160	163
Medline Borrower, LP 5.25% 10/1/2029 (b)	550	545
Molina Healthcare, Inc. 6.50% 2/15/2031 (b)	150	148
Molina Healthcare, Inc. 3.875% 5/15/2032 (b)	270	235
Molina Healthcare, Inc. 6.25% 1/15/2033 (b)	500	485
Novartis Capital Corp. 4.90% 3/18/2036	67	67
Novartis Capital Corp. 5.60% 3/18/2046	14	14
Novartis Capital Corp. 5.70% 3/18/2056	54	54
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	382	355
Tenet Healthcare Corp. 4.25% 6/1/2029	795	771
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	335	344
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	330	329
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	200	214
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	205
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	85	63
UnitedHealth Group, Inc. 5.15% 7/15/2034	300	303
UnitedHealth Group, Inc. 5.625% 7/15/2054	381	363
UnitedHealth Group, Inc. 5.95% 6/15/2055	98	99
		11,619
Consumer discretionary 2.87%
Advance Auto Parts, Inc. 3.90% 4/15/2030	420	386
Advance Auto Parts, Inc. 3.50% 3/15/2032	190	164
Advance Auto Parts, Inc. 7.375% 8/1/2033 (b)	125	127
Allied Universal Holdco, LLC 6.875% 6/15/2030 (b)	300	304
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (b)	200	205
Amazon.com, Inc. 4.875% 3/13/2036	280	278
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (b)	260	252
Caesars Entertainment, Inc. 7.00% 2/15/2030 (b)	255	258
Carnival Corp. 5.75% 8/1/2032 (b)	300	300
Carnival Corp. 6.125% 2/15/2033 (b)	395	399
Fertitta Entertainment, LLC 4.625% 1/15/2029 (b)	130	124
Fertitta Entertainment, LLC 6.75% 1/15/2030 (b)	145	136
First Student Bidco, Inc. 4.00% 7/31/2029 (b)	245	235
Ford Motor Co. 3.25% 2/12/2032	815	708
Ford Motor Credit Co., LLC 6.798% 11/7/2028	365	378
Ford Motor Credit Co., LLC 5.753% 4/6/2033	200	196
Ford Motor Credit Co., LLC 7.122% 11/7/2033	800	841
Home Depot, Inc. 4.95% 6/25/2034	400	403
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (b)	250	244
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (b)	180	188
Light and Wonder International, Inc. 7.25% 11/15/2029 (b)	85	87
Newell Brands, Inc. 6.625% 5/15/2032	230	220
Newell Brands, Inc. 7.50% 4/1/2046	85	68
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (b)	200	202
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (b)	715	736
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	167	161
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	187	184
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	240	228
Scientific Games Holdings, LP 6.625% 3/1/2030 (b)	465	401
Sonic Automotive, Inc. 4.625% 11/15/2029 (b)	125	121
Capital Group KKR Multi-Sector+ — Page 4 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Starbucks Corp. 5.40% 5/15/2035	USD500	$511
Universal Entertainment Corp. 9.875% 8/1/2029 (b)	435	421
Wand NewCo 3, Inc. 7.625% 1/30/2032 (b)	55	56
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (b)	505	499
		10,021
Energy 2.58%
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (b)	215	215
Borr IHC, Ltd. 10.00% 11/15/2028 (b)	171	175
Caturus Energy, LLC 8.50% 2/15/2030 (b)	530	550
CNX Resources Corp. 7.375% 1/15/2031 (b)	150	154
CNX Resources Corp. 5.875% 3/1/2034 (b)	65	63
Comstock Resources, Inc. 5.875% 1/15/2030 (b)	105	102
Constellation Oil Services Holding SA 9.375% 11/7/2029 (b)	200	208
Crescent Energy Finance, LLC 7.375% 1/15/2033 (b)	350	350
DT Midstream, Inc. 4.375% 6/15/2031 (b)	210	203
Energy Transfer, LP 6.00% 2/1/2029 (b)	35	35
Energy Transfer, LP 5.20% 4/1/2030	120	123
Enterprise Products Operating, LLC 5.20% 1/15/2036	22	22
EQT Corp. 4.75% 1/15/2031	165	164
EQT Corp. 3.625% 5/15/2031 (b)	170	159
Expand Energy Corp. 5.875% 2/1/2029 (b)	70	70
Genesis Energy, LP 7.875% 5/15/2032	260	268
Harvest Midstream I, LP 7.50% 9/1/2028 (b)	85	86
Harvest Midstream I, LP 7.50% 5/15/2032 (b)	50	51
Hess Midstream Operations, LP 5.875% 3/1/2028 (b)	30	30
Hess Midstream Operations, LP 4.25% 2/15/2030 (b)	395	380
Hess Midstream Operations, LP 5.50% 10/15/2030 (b)	175	174
Hilcorp Energy I, LP 6.25% 4/15/2032 (b)	70	68
Hilcorp Energy I, LP 8.375% 11/1/2033 (b)	105	110
Infinity Natural Resources, LLC 7.625% 4/1/2031 (b)	50	50
Kodiak Gas Services, LLC 5.875% 4/1/2031 (b)	75	75
Matador Resources Co. 6.00% 4/15/2034 (b)	55	55
New Fortress Energy, Inc. 6.50% 9/30/2026 (b)	200	27
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (a)(d)(e)	311	311
NFE Financing, LLC 12.00% 11/15/2029 (b)(f)	2,810	1,273
NGL Energy Operating, LLC 8.125% 2/15/2029 (b)	105	108
NGL Energy Operating, LLC 8.375% 2/15/2032 (b)	200	206
Noble Finance II, LLC 8.00% 4/15/2030 (b)	100	103
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (b)	34	36
SM Energy Co. 8.625% 11/1/2030 (b)	55	58
SM Energy Co. 9.625% 6/15/2033 (b)	75	83
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (b)	105	108
Sunoco, LP 4.50% 5/15/2029	65	63
Sunoco, LP 5.625% 3/15/2031 (b)	45	45
Sunoco, LP 7.25% 5/1/2032 (b)	245	254
Sunoco, LP 5.875% 3/15/2034 (b)	70	69
Sunoco, LP 5.625% 7/15/2034 (b)	75	74
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (b)(c)	125	128
Superior Plus, LP 4.50% 3/15/2029 (b)	60	57
Transocean International, Ltd. 8.75% 2/15/2030 (b)	66	69
Transocean International, Ltd. 7.875% 10/15/2032 (b)	35	37
Capital Group KKR Multi-Sector+ — Page 5 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (b)	USD170	$162
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (b)	825	766
Venture Global LNG, Inc. 8.375% 6/1/2031 (b)	220	229
Venture Global LNG, Inc. 9.875% 2/1/2032 (b)	380	408
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (b)	60	62
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (b)	210	231
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (b)	70	73
		8,980
Real estate 2.21%
GGP Retail, LLC 5.75% 5/15/2026 (b)	212	212
Howard Hughes Corp. (The) 4.125% 2/1/2029 (b)	155	147
Howard Hughes Corp. (The) 4.375% 2/1/2031 (b)	290	266
Howard Hughes Corp. (The) 5.875% 3/1/2032 (b)	100	96
Howard Hughes Corp. (The) 6.125% 3/1/2034 (b)	135	130
Hudson Pacific Properties, LP 3.25% 1/15/2030	1,000	809
Iron Mountain, Inc. 5.25% 7/15/2030 (b)	525	510
Kennedy-Wilson, Inc. 4.75% 3/1/2029	290	286
Kennedy-Wilson, Inc. 4.75% 2/1/2030	535	536
Kennedy-Wilson, Inc. 5.00% 3/1/2031	210	210
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (b)	45	44
MPT Operating Partnership, LP 5.00% 10/15/2027	1,060	988
MPT Operating Partnership, LP 3.50% 3/15/2031	230	151
MPT Operating Partnership, LP 8.50% 2/15/2032 (b)	475	482
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (b)	90	86
Service Properties Trust 4.95% 2/15/2027	103	103
Service Properties Trust 8.00% 9/30/2027 (b)	135	123
Service Properties Trust 3.95% 1/15/2028	1,025	981
Service Properties Trust 4.95% 10/1/2029	820	744
Service Properties Trust 4.375% 2/15/2030	198	176
Service Properties Trust 8.625% 11/15/2031 (b)	605	632
		7,712
Information technology 2.12%
Amphenol Corp. 4.40% 2/15/2033	212	207
ams-OSRAM AG 12.25% 3/30/2029 (b)	455	484
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (b)	147	146
Black Pearl Compute, LLC 6.125% 2/15/2031 (b)	75	76
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (b)	80	78
Cloud Software Group, Inc. 6.50% 3/31/2029 (b)	85	83
Cloud Software Group, Inc. 9.00% 9/30/2029 (b)	1,075	1,038
Cloud Software Group, Inc. 8.25% 6/30/2032 (b)	770	731
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (b)	140	146
Fair Isaac Corp. 6.00% 5/15/2033 (b)	250	245
Hughes Satellite Systems Corp. 5.25% 8/1/2026	37	33
Hughes Satellite Systems Corp. 6.625% 8/1/2026	885	667
NCR Atleos Corp. 9.50% 4/1/2029 (b)	115	123
Oracle Corp. 5.50% 8/3/2035	300	287
Oracle Corp. 5.20% 9/26/2035	1,100	1,032
Oracle Corp. 5.70% 2/4/2036	262	252
Oracle Corp. 6.70% 2/4/2056	200	186
Oracle Corp. 6.85% 2/4/2066	500	460
Synopsys, Inc. 5.15% 4/1/2035	500	501
UKG, Inc. 6.875% 2/1/2031 (b)	125	122
Capital Group KKR Multi-Sector+ — Page 6 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Unisys Corp. 10.625% 1/15/2031 (b)	USD154	$133
Viasat, Inc. 6.50% 7/15/2028 (b)	110	109
WULF Compute, LLC 7.75% 10/15/2030 (b)	250	264
		7,403
Industrials 1.88%
ADT Security Corp. 4.125% 8/1/2029 (b)	65	62
Amentum Holdings, Inc. 7.25% 8/1/2032 (b)	360	373
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (b)	60	59
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (b)	115	110
Axon Enterprise, Inc. 6.125% 3/15/2030 (b)	35	36
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (b)	120	113
Clean Harbors, Inc. 5.75% 10/15/2033 (b)	185	185
CoreLogic, Inc. 4.50% 5/1/2028 (b)	355	334
Eaton Corp. 4.80% 3/6/2036	500	494
EquipmentShare.com, Inc. 9.00% 5/15/2028 (b)	120	124
EquipmentShare.com, Inc. 8.625% 5/15/2032 (b)	1,099	1,148
EquipmentShare.com, Inc. 8.00% 3/15/2033 (b)	79	82
Garda World Security Corp. 6.50% 1/15/2031 (b)	110	112
GE Vernova, Inc. 4.25% 2/4/2031	500	494
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (b)	459	456
Icahn Enterprises, LP 5.25% 5/15/2027	930	912
Icahn Enterprises, LP 9.75% 1/15/2029	280	275
Icahn Enterprises, LP 10.00% 11/15/2029 (b)	235	232
Reworld Holding Corp. 4.875% 12/1/2029 (b)	135	127
RTX Corp. 1.90% 9/1/2031	81	70
TransDigm, Inc. 6.375% 3/1/2029 (b)	255	260
TransDigm, Inc. 6.625% 3/1/2032 (b)	255	260
TransDigm, Inc. 6.125% 7/31/2034 (b)	147	145
Union Pacific Corp. 2.891% 4/6/2036	128	107
		6,570
Materials 1.21%
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (b)	90	90
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (b)	365	356
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (b)	365	328
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (b)	145	145
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (b)	155	150
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (b)	120	118
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (b)	140	137
Consolidated Energy Finance SA 12.00% 2/15/2031 (b)	235	232
CVR Partners, LP 6.125% 6/15/2028 (b)	190	189
First Quantum Minerals, Ltd. 6.375% 2/15/2036 (b)	215	207
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (b)(c)(d)	190	100
FXI Holdings, Inc. 11.00% 11/15/2030 (b)	326	290
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (b)	130	130
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2030 (b)	160	149
Methanex Corp. 5.125% 10/15/2027	235	234
Methanex Corp. 5.25% 12/15/2029	85	84
Mineral Resources, Ltd. 9.25% 10/1/2028 (b)	120	124
Mineral Resources, Ltd. 8.50% 5/1/2030 (b)	355	365
Quikrete Holdings, Inc. 6.375% 3/1/2032 (b)	100	102
Quikrete Holdings, Inc. 6.75% 3/1/2033 (b)	45	46
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (c)(d)	224	221
Capital Group KKR Multi-Sector+ — Page 7 of 23

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Samarco Mineracao SA 5.00% PIK and 4.00% Cash 6/30/2031 (c)(d)	USD189	$186
Trivium Packaging Finance BV 12.25% 1/15/2031 (b)	230	249
		4,232
Consumer staples 1.14%
Albertsons Cos., Inc. 3.50% 3/15/2029 (b)	170	162
Albertsons Cos., Inc. 5.75% 3/31/2034 (b)	365	358
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	46	44
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	63	64
B&G Foods, Inc. 5.25% 9/15/2027	40	39
B&G Foods, Inc. 8.00% 9/15/2028 (b)	240	237
BAT Capital Corp. 3.557% 8/15/2027	502	497
BAT Capital Corp. 6.25% 8/15/2055	250	253
Imperial Brands Finance PLC 5.625% 7/1/2035 (b)	200	202
Industrial F&B Investments III, Inc. 7.75% 2/11/2033 (b)	230	233
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (b)	245	233
Mars, Inc. 5.00% 3/1/2032 (b)	422	427
Mars, Inc. 5.20% 3/1/2035 (b)	197	199
Mars, Inc. 5.70% 5/1/2055 (b)	200	195
Philip Morris International, Inc. 2.10% 5/1/2030	86	78
Philip Morris International, Inc. 1.75% 11/1/2030	128	113
Philip Morris International, Inc. 4.875% 4/30/2035	250	246
Post Holdings, Inc. 4.625% 4/15/2030 (b)	280	269
United Natural Foods, Inc. 6.75% 10/15/2028 (b)	124	124
		3,973
Utilities 0.98%
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	325	318
DTE Electric Co. 4.85% 3/1/2036	475	466
Florida Power & Light Co. 5.10% 4/1/2033	191	195
Florida Power & Light Co. 2.875% 12/4/2051	260	162
Florida Power & Light Co. 5.70% 3/15/2055	81	81
Long Ridge Energy, LLC 8.75% 2/15/2032 (b)	280	294
Pacific Gas and Electric Co. 3.50% 8/1/2050	170	113
PacifiCorp 5.80% 4/15/2036	250	252
PacifiCorp 5.35% 12/1/2053	295	253
PacifiCorp 5.50% 5/15/2054	105	92
PacifiCorp 5.80% 1/15/2055	100	92
PECO Energy Co. 5.65% 9/15/2055	250	246
PG&E Corp. 5.25% 7/1/2030	310	306
Public Service Electric and Gas Co. 4.90% 8/15/2035	225	223
Talen Energy Supply, LLC 8.625% 6/1/2030 (b)	315	331
		3,424
Total corporate bonds and notes		103,077
Loans 29.17% Industrials 10.48%
Conservice Midco, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.20% 2/25/2033 (a)(g)(h)	660	659
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.282% 6/4/2029 (g)(h)	115	107
Dispatch Acquisition Holdings, LLC, Revolver, (3-month USD CME Term SOFR + 2.775%) 8.45% 11/19/2032 (a)(e)(g)(h)	154	71
Dispatch Acquisition Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 11/19/2032 (a)(e)(g)(h)	846	842
Capital Group KKR Multi-Sector+ — Page 8 of 23

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Elk Bidco, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.20% 6/14/2032 (a)(g)(h)	USD2,397	$2,393
Falconwing Aero Leasing DAC, Delayed Draw Term Loan, 6.51% 10/26/2027 (a)(g)	852	524
Falconwing Aero Leasing DAC, Delayed Draw Term Loan, 6.50% 12/11/2027 (a)(g)	852	524
Fortna AR, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.421% 6/1/2029 (a)(e)(g)(h)	3,421	3,238
Horizon CTS Buyer, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.45% 3/29/2032 (a)(g)(h)	719	126
Horizon CTS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 3/29/2032 (a)(g)(h)	3,028	3,020
Horizon CTS Buyer, LLC, Term Loan DD, (3-month USD CME Term SOFR + 4.75%) 8.45% 3/29/2032 (a)(g)(h)	573	571
Jeppesen Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.417% 10/31/2032 (a)(g)(h)	1,177	1,159
Low Voltage Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 4/28/2032 (a)(e)(g)(h)	2,583	2,609
NFO Orange Buyer, LLC, Revolver, (3-month USD CME Term SOFR + 4.50%) 6.75% 1/13/2033 (a)(g)(h)	105	21
NFO Orange Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.245% 1/13/2033 (a)(g)(h)	737	735
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (g)(h)	949	811
Pike Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.177% 12/20/2032 (a)(g)(h)	734	721
Railpros, Inc., Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 7.915% 5/24/2032 (a)(e)(g)(h)	53	16
Railpros, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 7.915% 5/24/2032 (a)(e)(g)(h)	171	171
Saber Parent Holdings Corp., Revolver, (3-month USD CME Term SOFR + 4.50%) 10.25% 12/16/2032 (a)(g)(h)	98	28
Saber Parent Holdings Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.424% 12/16/2032 (a)(g)(h)	711	705
Setna Aero Lease 3 Borrower, LLC, Delayed Draw Term Loan, 5.86% 12/2/2031 (a)(g)	1,106	1,094
Sunrun Charis Portfolio 2023, LLC, Term Loan, 6.925% 7/30/2053 (a)(g)	1,518	1,552
Sunrun Romulus Portfolio 2024, LLC, Term Loan, 6.477% 1/31/2054 (a)(g)	1,796	1,803
Truck-Lite Co., LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.421% 2/13/2032 (a)(e)(g)(h)	419	164
Truck-Lite Co., LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.437% 2/13/2032 (a)(e)(g)(h)	44	43
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.419% 2/13/2032 (a)(e)(g)(h)	5,247	5,195
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.419% 2/13/2032 (a)(e)(g)(h)	172	170
W. A. Kendall and Co., LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.711% 4/22/2030 (a)(g)(h)	1,312	250
W. A. Kendall and Co., LLC, Delayed Draw Term Loan, (6-month USD CME Term SOFR + 5.75%) 9.799% 4/22/2030 (a)(g)(h)	53	53
W. A. Kendall and Co., LLC, Revolver, (6-month USD CME Term SOFR + 5.88%) 9.99% 4/22/2030 (a)(g)(h)	180	131
W. A. Kendall and Co., LLC, Term Loan, (6-month USD CME Term SOFR + 5.75%) 9.806% 4/22/2030 (a)(g)(h)	869	862
West Star Aviation Acquisition., LLC, Revolver, (3-month USD CME Term SOFR + 4.50%) 8.168% 5/20/2032 (a)(g)(h)	518	52
West Star Aviation Acquisition., LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.173% 5/20/2032 (a)(g)(h)	3,686	3,708
Woolpert Holdings, Inc., Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.276% 4/5/2032 (a)(e)(g)(h)	553	183
Woolpert Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.268% 4/5/2032 (a)(e)(g)(h)	2,154	2,162
Woolpert, Inc., Revolver, (3-month USD CME Term SOFR + 4.50%) 8.275% 4/5/2031 (a)(e)(g)(h)	276	80
		36,553
Financials 7.87%
Ares Secondaries Pbn Finance Co. IV, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 2.90%) 6.556% 4/14/2039 (a)(g)(h)	1,077	144
Ares Secondaries Pbn Finance Co. IV, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.406% 4/14/2039 (a)(g)(h)	538	74
Ares Secondaries Pbn Finance Co. IV, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 8.50%) 12.156% 4/14/2039 (a)(g)(h)	538	74
ASF Nia, LP, Term Loan, (3-month USD CME Term SOFR + 2.35%) 6.05% 3/26/2031 (a)(g)(h)	1,116	1,116
ASF Rembrandt, LP, Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.172% 12/21/2028 (a)(g)(h)	1,476	1,476
Astra Service Partners, LLC, Delayed Draw Term Loan, (3-month USD CME TERM SOFR + 4.50%) 8.211% 11/26/2032 (a)(g)(h)	248	49
Capital Group KKR Multi-Sector+ — Page 9 of 23

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Astra Service Partners, LLC, Term Loan, 2.75% Cash, (3-month USD CME Term SOFR + 4.50%) 8.20% 11/26/2032 (a)(d)(g)(h)	USD753	$745
Bhg Funding 09 Trust, Term Loan, 4.76% 3/17/2036 (a)(g)	73	73
Bhg Funding 09 Trust, Term Loan B, 5.63% 3/17/2036 (a)(g)	31	31
Bhg Funding 09 Trust, Term Loan C, 5.99% 3/17/2036 (a)(g)	7	7
Bhg Funding 09 Trust, Term Loan D, 6.34% 3/17/2036 (a)(g)	21	21
Bhg Funding 09 Trust, Term Loan E, 6.83% 3/17/2036 (a)(g)	36	36
Bhg Funding 09 Trust, Term Loan F, 8.39% 3/17/2036 (a)(g)	20	20
Com Laude Group, Ltd., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.686% 12/30/2032 (a)(g)(h)	2,361	2,341
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 5/6/2032 (g)(h)	245	243
Denali Topco, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.417% 8/26/2032 (a)(g)(h)	410	404
FSS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.168% 8/29/2031 (a)(e)(g)(h)	2,465	2,465
Hbwm Intermediate II, LLC, Delayed Draw Term Loan, (1-month USD CME Term SOFR + 4.75%) 8.418% 11/17/2031 (a)(g)(h)	1,796	1,804
Hbwm Intermediate II, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 9.028% 8/18/2031 (a)(g)(h)	363	238
Hbwm Intermediate II, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 8.418% 11/17/2031 (a)(g)(h)	1,497	1,504
Higginbotham Insurance Agency, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.168% 6/11/2031 (a)(e)(g)(h)	850	846
Integrity Marketing Acquisition, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.673% 8/25/2028 (a)(e)(g)(h)	3,176	3,176
Jamestown Funding Trust, Term Loan, (1-month USD CME Term SOFR + 2.20%) 5.83% 6/15/2072 (a)(e)(g)(h)	502	502
Jamestown Funding Trust, Term Loan, (1-month USD CME Term SOFR + 3.15%) 6.78% 6/15/2072 (a)(e)(g)(h)	401	402
KKR Maguire Levered Borrower, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 2.75%) 6.418% 11/22/2032 (a)(g)(h)	570	457
Koala Investment Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 7.95% 8/29/2032 (a)(e)(g)(h)	1,660	1,652
Oak Funding, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.168% 12/2/2032 (a)(e)(g)(h)	911	907
PPV Intermediate Holdings, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 6.00%) 9.673% 8/31/2029 (a)(g)(h)	40	39
PPV Intermediate Holdings, LLC, Revolver, (3-month USD CME Term SOFR + 5.75%) 9.414% 8/31/2029 (a)(g)(h)	226	83
PPV Intermediate Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.75%) 9.423% 8/31/2029 (a)(g)(h)	2,634	2,564
Rialto Management Group, LLC, Term Loan, (1-month USD CME Term SOFR + 5.00%) 8.418% 12/5/2030 (a)(g)(h)	1,765	1,782
Stepstone Boulder II, LP, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 2.70%) 6.401% 4/30/2041 (a)(g)(h)	369	148
VIB Trade Receivable Designated Activity Co., Revolver, (1-month USD CME Term SOFR + 4.75%) 8.418% 4/23/2029 (a)(g)(h)	3,000	2,041
		27,464
Information technology 5.66%
Bonterra, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.396% 3/5/2032 (a)(e)(g)(h)	708	702
Bonterra, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.428% 3/5/2032 (a)(e)(g)(h)	708	190
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 3/5/2032 (a)(e)(g)(h)	5,403	5,360
Diamondback Acquisition, Inc., Revolver, (3-month USD CME Term SOFR + 4.50%) 8.451% 9/24/2032 (a)(g)(h)	102	22
Diamondback Acquisition, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.173% 9/24/2032 (a)(g)(h)	744	722
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 7.671% 9/15/2032 (g)(h)	485	456
Flexera Software, LLC, Term Loan, (3-month EUR-EURIBOR + 4.75%) 6.448% 8/16/2032 (a)(g)(h)	EUR635	723
Flexera Software, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.153% 8/16/2032 (a)(g)(h)	USD2,103	2,071
Med-Metrix, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.176% 7/21/2032 (a)(e)(g)(h)	783	4
MEDX Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.50%) 8.168% 7/21/2032 (a)(e)(g)(h)	4,470	4,475
Navex Global Holding Co., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.678% 10/14/2032 (a)(e)(g)(h)	551	545
Pros Parent, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.419% 12/9/2032 (a)(g)(h)	896	894
Safety Borrower Holdings, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 10.50% 12/20/2032 (a)(e)(g)(h)	60	3
Safety Borrower Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.418% 12/20/2032 (a)(e)(g)(h)	666	663
Vamos Bidco, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 1/30/2032 (a)(g)(h)	1,431	1,415
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.282% 3/2/2029 (g)(h)	436	438
Capital Group KKR Multi-Sector+ — Page 10 of 23

unaudited
Bonds, notes & other debt instruments (continued) Loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.289% 5/30/2030 (g)(h)	USD263	$263
Webpros Holding SARL, Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.671% 12/4/2032 (a)(e)(g)(h)	816	801
		19,747
Materials 1.57%
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.414% 11/15/2030 (g)(h)	100	96
Packaging Coordinators Midco, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.667% 10/15/2032 (a)(e)(g)(h)	5,394	5,384
		5,480
Consumer staples 1.01%
TPSI Receivables, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.414% 1/24/2029 (a)(e)(g)(h)	3,535	3,461
TreeHouse Foods, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.25%) 7.923% 2/11/2033 (g)(h)	75	74
		3,535
Health care 0.94%
AGS Health BCP Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 1.00% 8/2/2032 (a)(g)(h)	455	450
AGS Health BCP Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.173% 8/2/2032 (a)(g)(h)	1,341	1,328
AGS Health BCP, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.173% 8/2/2032 (a)(g)(h)	704	698
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.418% 4/23/2031 (g)(h)	188	187
Premise Health Holdings Corp., Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.45% 11/8/2032 (a)(g)(h)	212	126
Premise Health Holdings Corp., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 11/8/2032 (a)(g)(h)	501	497
		3,286
Consumer discretionary 0.92%
ClubCorp Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.418% 7/9/2032 (a)(e)(g)(h)	2,543	2,531
HP TLE Buyer, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 7/1/2032 (a)(g)(h)	662	666
		3,197
Energy 0.48%
John Wood Group PLC, Revolver, (3-month USD CME Term SOFR + 5.50%) 9.169% 10/31/2028 (a)(e)(g)(h)	3,500	1,678
Communication services 0.24%
Medmark Media Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 8.95% 2/16/2030 (a)(e)(g)(h)	825	825
Total loans		101,765
Asset-backed obligations 14.66% Other asset-backed securities 4.16%
Centersquare Issuer, LLC, Series 2025-5A, Class A2, 5.30% 12/27/2055 (i)	1,103	1,075
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (b)(i)	508	504
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (b)(i)	1,063	1,063
Flexential Issuer, LLC, Series 2026-3A, Class A2, 6.00% 3/25/2061 (i)	436	429
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (b)(i)	565	564
Grayrock Fund IV ABS Issuer, LLC, Series 2026-2, Class A, 5.759% 2/15/2041 (a)(e)(i)(j)	341	341
Grayrock Fund IV ABS Issuer, LLC, Series 2026-2, Class B, 10.278% 2/15/2041 (a)(e)(i)(j)	81	81
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (b)(i)	149	150
Merit Designated Activity Co., Series 2026-1A, Class A, 4.852% 2/15/2040 (b)(i)	559	552
MESA Trust, Series 2025-1, Class A, 0% 6/25/2060 (a)(i)	135	135
MESA Trust, Series 2025-1, Class A, 5.20% 6/25/2060 (a)(i)	1,886	1,885
MESA Trust, Series 2025-1, Class B, 5.70% 6/25/2060 (a)(i)	217	217
Capital Group KKR Multi-Sector+ — Page 11 of 23

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
MESA Trust, Series 2025-1, Class C, 6.45% 6/25/2060 (a)(i)	USD183	$183
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (b)(i)	166	168
OWN Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (b)(i)	895	919
SSI ABS Issuer, LLC, Series 2025-1, Class A, 6.15% 7/25/2065 (b)(i)	488	485
SSI ABS Issuer, LLC, Series 2025-1, Class B, 7.82% 7/25/2065 (b)(i)	458	461
Sunrun Julius Issuer, Series 2023-2A, Class A1, 6.60% 1/30/2059 (b)(i)	708	715
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75% 7/30/2057 (b)(i)	413	396
Sunrun Neptune Issuer, LLC, Series 2024-1A, Class A, 6.27% 2/1/2055 (b)(i)	128	128
SunStrong Issuer, LLC, Series 2025-1, Class A2, 5.95% 12/28/2055 (b)(i)	1,197	1,191
SVC ABS, LLC, Series 2026-1A, Class A, 5.157% 3/20/2056 (b)(i)	194	193
SVC ABS, LLC, Series 2026-1A, Class B, 5.795% 3/20/2056 (b)(i)	498	493
SVC ABS, LLC, Series 2026-1A, Class M, 7.549% 3/20/2056 (b)(i)	171	169
VFI ABS, LLC, Series 2025-1A, Class D, 7.69% 4/26/2032 (b)(i)	2,000	2,015
		14,512
Home equity 3.77%
HTAP Trust, Series 2025-2, Class A, 6.50% 6/25/2043 (b)(i)	2,872	2,852
HTAP Trust, Series 2025-2, Class B, 8.00% 6/25/2043 (b)(i)	167	164
Unison Trust, Series 2025-1, Class A, 6.00% 7/25/2055 (i)	1,748	1,638
Unlock HEA Trust, Series 2025-2, Class A, 6.00% 11/25/2041 (b)(i)	320	317
Unlock HEA Trust, Series 2025-2, Class B, 7.25% 11/25/2041 (b)(i)	168	164
Unlock HEA Trust, Series 2025-3, Class A, 5.75% 12/25/2041 (b)(i)	1,983	1,947
Unlock HEA Trust, Series 2025-3, Class B, 7.25% 12/25/2041 (b)(i)	501	483
Woodward Capital Management, Series 2024-CES8, Class B2, 8.391% 11/25/2044 (b)(i)	3,000	3,047
Woodward Capital Management, Series 2025-CES1, Class B1, 7.653% 1/25/2045 (b)(h)(i)	2,500	2,550
		13,162
Auto loan 3.43%
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (b)(i)	700	720
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (b)(i)	700	708
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (b)(i)	700	736
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (b)(i)	700	730
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (b)(i)	700	720
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (b)(i)	700	721
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (b)(i)	100	102
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (b)(i)	100	101
CPS Auto Trust, Series 2025-D, Class D, 5.45% 2/17/2032 (b)(i)	1,000	1,009
CPS Auto Trust, Series 2026-A, Class E, 6.66% 8/15/2033 (b)(i)	1,000	976
Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81% 10/15/2032 (b)(i)	2,000	2,034
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028 (b)(i)	1,000	1,017
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (b)(i)	492	502
Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75% 11/17/2031 (b)(i)	1,296	1,254
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (b)(i)	643	641
		11,971
Collateralized loan obligations 1.34%
Fortress Credit BSL, Ltd., Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.421% 1/23/2037 (b)(h)(i)	291	290
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.521% 4/23/2036 (b)(h)(i)	829	829
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.422% 1/15/2037 (b)(h)(i)	270	268
Sound Point CLO, Ltd., Series 2022-1A, Class BR, (3-month USD CME Term SOFR + 1.75%) 5.418% 4/20/2035 (b)(h)(i)	250	250
Capital Group KKR Multi-Sector+ — Page 12 of 23

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Symphony CLO, Ltd., Series 2021-28A, Class DR, (3-month USD CME Term SOFR + 2.85%) 6.65% 1/23/2036 (b)(h)(i)	USD1,000	$987
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.218% 4/25/2033 (b)(h)(i)	659	658
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.468% 4/25/2033 (b)(h)(i)	750	747
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.668% 10/20/2034 (b)(h)(i)	634	630
		4,659
Student loan 1.12%
DRB Prime Student Loan Trust, Series 2017-B, Class R, 0% 8/25/2042 (a)(b)(i)	— (k)	159
JPTR Trust, Series 2025-1, Class R, 0% 12/25/2055 (a)(i)	30	31
JPTR Trust, Series 2025-1, Class R, 0% 12/25/2055 (a)(i)	28	29
JPTR Trust, Series 2025-1, Class A-FL, (1-month USD CME Term SOFR + 1.20%) 4.87% 12/25/2055 (a)(h)(i)	50	50
JPTR Trust, Series 2025-1, Class A-FL, (3-month USD CME Term SOFR + 1.20%) 5.16% 12/25/2055 (a)(h)(i)	18	18
JPTR Trust, Series 2025-1, Class A-FX, 4.85% 12/25/2055 (a)(i)	316	318
JPTR Trust, Series 2025-1, Class A-FX, 4.95% 12/25/2055 (a)(i)	232	232
JPTR Trust, Series 2025-1, Class B, 5.25% 12/25/2055 (a)(i)	58	58
JPTR Trust, Series 2025-1, Class B, 5.45% 12/25/2055 (a)(i)	40	40
JPTR Trust, Series 2025-1, Class C, 5.50% 12/25/2055 (a)(i)	13	14
JPTR Trust, Series 2025-1, Class C, 5.65% 12/25/2055 (a)(i)	9	9
JPTR Trust, Series 2025-1, Class D, 6.10% 12/25/2055 (a)(i)	9	9
JPTR Trust, Series 2025-1, Class D, 6.25% 12/25/2055 (a)(i)	6	6
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (b)(i)	315	316
Nelnet Student Loan Trust, Series 2026-A, Class C, 5.34% 2/21/2061 (b)(i)	888	868
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (b)(i)	510	501
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (b)(i)	1,177	1,182
SMB Private Education Loan Trust, Series 2022-D, Class C, 6.58% 10/15/2058 (b)(i)	68	69
		3,909
Credit card 0.84%
Mission Lane Credit Card Master Trust, Series 2025-B, Class E, 8.08% 9/15/2031 (b)(i)	3,000	2,924
Total asset-backed obligations		51,137
Mortgage-backed obligations 12.28% Commercial mortgage-backed securities 8.33%
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 5.765% 6/15/2040 (b)(h)(i)	1,143	1,148
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 5.952% 11/10/2029 (b)(h)(i)	536	542
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.167% 11/10/2029 (b)(h)(i)	2,000	2,043
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class C, 6.70% 7/15/2057 (h)(i)	490	502
Benchmark Mortgage Trust, Series 2018-B7, Class B, 4.831% 5/15/2053 (h)(i)	700	641
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054 (i)	407	350
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.972% 1/10/2057 (h)(i)	500	511
Benchmark Mortgage Trust, Series 2024-V8, Class C, 6.948%% 7/15/2057 (h)(i)	1,000	1,035
Benchmark Mortgage Trust, Series 2025-V15, Class C, 6.268% 6/15/2058 (i)	1,683	1,709
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (i)	154	160
BMO Mortgage Trust, Series 2025-5C10, Class B, 6.445% 5/15/2058 (h)(i)	2,000	2,084
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.463% 10/15/2041 (b)(h)(i)	1,199	1,201
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.5916%) 6.264% 3/15/2042 (b)(h)(i)	490	486
BX Trust, Series 2025-GW, Class D, (1-month USD CME Term SOFR + 2.75%) 6.423% 7/15/2042 (b)(h)(i)	1,000	1,002
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.023% 7/15/2044 (b)(h)(i)	1,332	1,325
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.35%) 6.023% 12/15/2044 (b)(h)(i)	1,000	996
Capital Group KKR Multi-Sector+ — Page 13 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 6.861% 3/15/2035 (b)(h)(i)	USD1,451	$1,451
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (i)	428	425
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (i)	2,000	1,860
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.273% 10/15/2042 (b)(h)(i)	874	877
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E, (1-month USD CME Term SOFR + 3.15%) 6.823% 12/15/2039 (b)(h)(i)	1,000	1,005
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.318% 3/10/2041 (b)(h)(i)	100	101
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.264% 3/15/2042 (b)(h)(i)	1,412	1,414
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039 (b)(h)(i)	150	152
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 6.962% 12/15/2039 (b)(h)(i)	1,248	1,243
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class C, 5.743% 11/15/2058 (h)(i)	53	52
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.412% 7/25/2054 (b)(h)(i)	1,930	1,955
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.062% 5/25/2055 (b)(h)(i)	710	722
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.762% 5/25/2055 (b)(h)(i)	242	243
NYC Commercial Mortgage Trust, Series 2025-28L, Class D, 6.213% 11/5/2038 (b)(h)(i)	480	480
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 5.565% 2/15/2042 (b)(h)(i)	475	474
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.013% 2/15/2042 (b)(h)(i)	264	260
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.204% 9/15/2040 (b)(h)(i)	69	69
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class C, 6.284% 5/15/2058 (h)(i)	386	387
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (h)(i)	172	178
		29,083
Collateralized mortgage-backed obligations 3.65%
COLT Funding, LLC, Series 2024-4, Class B2, 7.784% 7/25/2069 (b)(h)(i)	1,000	1,013
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (b)(c)(i)	819	783
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 8.876% 1/25/2050 (b)(h)(i)	880	974
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.026% 1/25/2050 (b)(h)(i)	300	334
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.576% 2/25/2050 (b)(h)(i)	1,500	1,649
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.776% 8/25/2050 (b)(h)(i)	240	317
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.162% 10/25/2050 (b)(h)(i)	1,285	1,767
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 9.312% 12/25/2050 (b)(h)(i)	920	1,072
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class AIOS, 0.331% 7/25/2070 (b)(h)(i)	9,857	53
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class XS, 1.803% 7/25/2070 (b)(h)(i)	9,856	388
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class B1, 6.645% 7/25/2070 (b)(h)(i)	216	214
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class B2, 7.171% 7/25/2070 (b)(h)(i)	250	245
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class XS, 7.171% 7/25/2070 (b)(h)(i)	142	137
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class AIOS, 0.326% 9/25/2070 (b)(h)(i)	6,909	39
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class AIOS, 1.919% 9/25/2070 (b)(h)(i)	6,909	394
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B1, 6.432% 9/25/2070 (b)(h)(i)	197	194
Capital Group KKR Multi-Sector+ — Page 14 of 23

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B2, 7.192% 9/25/2070 (b)(h)(i)	USD226	$221
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B3, 7.192% 9/25/2070 (b)(h)(i)	115	105
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class AIOS, 0.420% 7/25/2065 (e)(h)(i)	10,431	67
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class XS, 1.503% 7/25/2065 (e)(h)(i)	10,431	339
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class B1, 7.053% 7/25/2065 (e)(h)(i)	361	362
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class B2, 7.053% 7/25/2065 (e)(h)(i)	303	297
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class B3, 7.053% 7/25/2065 (e)(h)(i)	189	182
Verus Securitization Trust, Series 2023-INV3, Class B2, 8.162% 11/25/2068 (b)(h)(i)	809	815
Verus Securitization Trust, Series 2024-1, Class B1, 7.909% 1/25/2069 (b)(h)(i)	771	779
		12,740
Commercial mortgage backed securities 0.30%
BX Commercial Mortgage Trust, Series 2026-VLT9, Class B, (1-month USD CME Term SOFR + 2.15%) 5.823% 3/15/2045 (b)(h)(i)	726	722
BX Commercial Mortgage Trust, Series 2026-VLT9, Class C, (1-month USD CME Term SOFR + 2.55%) 6.223% 3/15/2045 (b)(h)(i)	311	310
		1,032
Total mortgage-backed obligations		42,855
U.S. Treasury bonds & notes 7.38% U.S. Treasury 7.38%
U.S. Treasury 3.375% 11/30/2027	— (k)	— (k)
U.S. Treasury 3.375% 2/29/2028	23	23
U.S. Treasury 3.875% 3/31/2028	228	229
U.S. Treasury 3.50% 2/28/2031	6,130	6,012
U.S. Treasury 3.875% 3/31/2031	6,293	6,274
U.S. Treasury 4.125% 2/15/2036 (l)	8,542	8,409
U.S. Treasury 4.625% 11/15/2055	5,020	4,794
		25,741
Total U.S. Treasury bonds & notes		25,741
Bonds & notes of governments & government agencies outside the U.S. 0.11% Mexico 0.11%
United Mexican States 5.625% 9/22/2035	400	388
Total bonds & notes of governments & government agencies outside the U.S.		388
Total bonds, notes & other debt instruments (cost: $326,628,000)		324,963
Convertible bonds & notes 0.13% Communication services 0.05%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (d)	51	183
Information technology 0.08%
Strategy, Inc., convertible notes, 0% 12/1/2029	310	258
Total convertible bonds & notes (cost: $343,000)		441
Common stock and other investments 1.29% Industrials 0.84%	Shares
KSC I Aircraft, LP (a)(m)(n)	2,945,093	2,949
Capital Group KKR Multi-Sector+ — Page 15 of 23

unaudited
Common stock and other investments (continued) Financials 0.45%	Shares	Value (000)
Kasper 2, LP (a)(m)(n)	11,651,745	$1,242
KKR Maguire Aggregator, LLC (a)(m)(n)	318,152	318
		1,560
Energy 0.00%
New Fortress Energy, Inc., Class A (m)	10,819	6
Total common stock and other investments (cost: $4,493,000)		4,515
Short-term securities 5.18% Money market investments 5.18%
Capital Group Central Cash Fund 3.71% (o)(p)	180,809	18,079
Total short-term securities (cost: $18,079,000)		18,079
Total investment securities 99.74% (cost: $349,543,000)		347,998
Other assets less liabilities 0.26%		896
Net assets 100.00%		$348,894
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	50	6/30/2026	USD10,372	$(36)
5 Year U.S. Treasury Note Futures	Long	295	6/30/2026	31,913	(255)
10 Year U.S. Treasury Note Futures	Long	60	6/18/2026	6,663	(128)
10 Year Ultra U.S. Treasury Note Futures	Long	14	6/18/2026	1,589	(36)
U.S. Treasury Long Term Bonds Futures	Short	1	6/18/2026	(114)	4
					$(451)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	751	EUR	635	Citibank	4/1/2026	$17
EUR	635	USD	728	Citibank	4/1/2026	6
USD	1,370	NOK	13,270	HSBC Bank	4/13/2026	— (k)
USD	729	EUR	635	Citibank	5/8/2026	(6)
						$17
Capital Group KKR Multi-Sector+ — Page 16 of 23

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD8,700	$417	$351	$66
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 3/31/2026 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD(3,663)	$(193)	$(172)	$(21)
Investments in affiliates (p)

	Value at 12/31/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 5.18%
Money market investments 5.18%
Capital Group Central Cash Fund 3.71% (o)	$12,668	$37,672	$32,261	$— (k)	$— (k)	$18,079	$130
Restricted securities (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bonterra, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.396% 3/5/2032 (a)(g)(h)	5/29/2025	$704	$702	0.20%
Bonterra, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.428% 3/5/2032 (a)(g)(h)	4/24/2025	190	190	0.05
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 3/5/2032 (a)(g)(h)	4/24/2025 - 8/27/2025	5,355	5,360	1.54
Truck-Lite Co., LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.421% 2/13/2032 (a)(g)(h)	6/17/2025	165	164	0.05
Truck-Lite Co., LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.437% 2/13/2032 (a)(g)(h)	6/17/2025	43	43	0.01
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.419% 2/13/2032 (a)(g)(h)	6/17/2025 -8/27/2025	5,244	5,195	1.49
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.419% 2/13/2032 (a)(g)(h)	6/17/2025 - 7/25/2025	171	170	0.05
Packaging Coordinators Midco, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.667% 10/15/2032 (a)(g)(h)	8/27/2025	5,371	5,384	1.54
MEDX Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.50%) 8.168% 7/21/2032 (a)(g)(h)	7/21/2025 - 8/27/2025	4,437	4,475	1.28
TPSI Receivables, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.414% 1/24/2029 (a)(g)(h)	4/24/2025	3,410	3,461	0.99
Fortna AR, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 8.421% 6/1/2029 (a)(g)(h)	4/24/2025	3,199	3,238	0.93
Capital Group KKR Multi-Sector+ — Page 17 of 23

unaudited
Restricted securities (e) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Integrity Marketing Acquisition, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.673% 8/25/2028 (a)(g)(h)	4/24/2025	$3,170	$3,176	0.91%
Low Voltage Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.45% 4/28/2032 (a)(g)(h)	4/30/2025 - 5/29/2025	2,566	2,609	0.75
ClubCorp Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.418% 7/9/2032 (a)(g)(h)	7/10/2025	2,526	2,531	0.73
FSS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.168% 8/29/2031 (a)(g)(h)	4/24/2025	2,455	2,465	0.71
Woolpert Holdings, Inc., Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.276% 4/5/2032 (a)(g)(h)	9/26/2025	181	183	0.05
Woolpert Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.268% 4/5/2032 (a)(g)(h)	9/26/2025	2,154	2,162	0.62
Woolpert, Inc., Revolver, (3-month USD CME Term SOFR + 4.50%) 8.275% 4/5/2031 (a)(g)(h)	9/26/2025	80	80	0.02
John Wood Group PLC, Revolver, (3-month USD CME Term SOFR + 5.50%) 9.169% 10/31/2028 (a)(g)(h)	9/9/2025	1,680	1,678	0.48
Koala Investment Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 7.95% 8/29/2032 (a)(g)(h)	8/29/2025	1,652	1,652	0.47
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class B1, 7.053% 7/25/2065 (h)(i)	8/7/2025	358	362	0.10
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class XS, 1.503% 7/25/2065 (h)(i)	8/7/2025	390	339	0.10
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class B2, 7.053% 7/25/2065 (h)(i)	8/7/2025	292	297	0.09
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class B3, 7.053% 7/25/2065 (h)(i)	8/7/2025	176	182	0.05
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class AIOS, 0.420% 7/25/2065 (h)(i)	8/7/2025	95	67	0.02
Dispatch Acquisition Holdings, LLC, Revolver, (3-month USD CME Term SOFR + 2.775%) 8.45% 11/19/2032 (a)(g)(h)	11/19/2025	71	71	0.02
Dispatch Acquisition Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 11/19/2032 (a)(g)(h)	11/19/2025	842	842	0.24
Oak Funding, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.168% 12/2/2032 (a)(g)(h)	12/2/2025	907	907	0.26
Jamestown Funding Trust, Term Loan, (1-month USD CME Term SOFR + 2.20%) 5.83% 6/15/2072 (a)(g)(h)	6/13/2025	502	502	0.14
Jamestown Funding Trust, Term Loan, (1-month USD CME Term SOFR + 3.15%) 6.78% 6/15/2072 (a)(g)(h)	6/13/2025	402	402	0.12
Higginbotham Insurance Agency, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.168% 6/11/2031 (a)(g)(h)	12/11/2025	850	846	0.24
Medmark Media Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 8.95% 2/16/2030 (a)(g)(h)	12/4/2025	825	825	0.24
Webpros Holding SARL, Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.671% 12/4/2032 (a)(g)(h)	12/5/2025	804	801	0.23
Safety Borrower Holdings, LLC, Revolver, (3-month USD CME Term SOFR + 4.75%) 10.50% 12/20/2032 (a)(g)(h)	12/19/2025	3	3	0.00 (s)
Safety Borrower Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.418% 12/20/2032 (a)(g)(h)	12/19/2025	666	663	0.19
Navex Global Holding Co., (3-month USD CME Term SOFR + 5.00%) 8.678% 10/14/2032 (a)(g)(h)	10/14/2025	548	545	0.16
Capital Group KKR Multi-Sector+ — Page 18 of 23

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Restricted securities (e) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Grayrock Fund IV ABS Issuer, LLC, Series 2026-2, Class A, 5.759% 2/15/2041 (a)(i)(j)	3/5/2026	$341	$341	0.10%
Grayrock Fund IV ABS Issuer, LLC, Series 2026-2, Class B, 10.278% 2/15/2041 (a)(i)(j)	3/5/2026	81	81	0.02
NFE Brazil Financing, Ltd. 15.00% PIK or 15.00% Cash 8/30/2029 (a)(d)	2/17/2026	311	311	0.09
Railpros, Inc., Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 7.915% 5/24/2032 (a)(g)(h)	8/4/2025	16	16	0.00 (s)
Railpros, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 7.915% 5/24/2032 (a)(g)(h)	8/4/2025	171	171	0.05
Med-Metrix, LLC, Delayed Draw Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.176% 7/21/2032 (a)(g)(h)	7/21/2025	4	4	0.00 (s)
Total		$53,408	$53,496	15.33%

(a)	Value determined using significant unobservable inputs.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $133,428,000, which represented 38.24% of the net assets of the fund.

(c)	Step bond; coupon rate may change at a later date.
(d)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(f)	Scheduled interest and/or principal payment was not received.
(g)	Loan participations and assignments; may be subject to legal or contractual restrictions on resale.
(h)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(i)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(j)	Represents securities transacted on a TBA basis.
(k)	Amount less than one thousand.
(l)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,176,000, which represented 0.34% of the net assets of the fund.
(m)	Non-income producing.
(n)	Special purpose vehicle.
(o)	Rate represents the seven-day yield at 3/31/2026.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Capital Group KKR Multi-Sector+ — Page 19 of 23

unaudited
Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities and loans other than directly originated loans, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Example of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral characteristics or performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. As of March 31, 2026, the fund did not have any options on futures. The average month-end notional amount of options on futures while held was $2,965,000. The average month-end notional amount of futures contracts while held was $53,746,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $3,225,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held was $9,558,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. Directly originated loans are valued on an individual loan basis. The fair value of each loan may be informed by the inputs of third-party services. These valuations will incorporate borrower-specific information such as credit performance, significant events affecting the borrower or underlying collateral, and relevant market developments each business day that the New York Stock Exchange is open. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Group KKR Multi-Sector+ — Page 20 of 23

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of  March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$99,584	$3,493	$103,077
Loans	—	2,675	99,090	101,765
Asset-backed obligations	—	47,322	3,815	51,137
Mortgage-backed obligations	—	42,855	—	42,855
U.S. Treasury bonds & notes	—	25,741	—	25,741
Bonds & notes of governments & government agencies outside the U.S.	—	388	—	388
Convertible bonds & notes	—	441	—	441
Common stock and other investments	6	—	4,509	4,515
Short-term securities	18,079	—	—	18,079
Total	$18,085	$219,006	$110,907	$347,998

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4	$—	$—	$4
Unrealized appreciation on forward currency contracts	—	23	—	23
Unrealized appreciation on centrally cleared credit default swaps	—	66	—	66
Liabilities:
Unrealized depreciation on futures contracts	(455)	—	—	(455)
Unrealized depreciation on forward currency contracts	—	(6)	—	(6)
Unrealized depreciation on centrally cleared credit default swaps	—	(21)	—	(21)
Total	$(451)	$62	$—	$(389)
*
Futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
Capital Group KKR Multi-Sector+ — Page 21 of 23

unaudited
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the period ended March 31, 2026 (dollars in thousands):
	Corporate bonds and notes	Loans	Asset-backed obligations	Common stock and other investments	Total
Beginning value at December 31, 2025	$3,186	$96,835	$5,517	$3,206	$108,744
Transfers into Level 3*	—	—	—	—	—
Purchases	311	5,917	935	1,432	8,595
Sales and paydowns	—	(3,127)	(2,638)	(162)	(5,927)
Accrued premiums/discounts	—	21	(15)	—	6
Net realized gain (loss)	—	2	—	3	5
Unrealized appreciation (depreciation)	(4)	(558)	16	30	(516)
Transfers out of Level 3*	—	—	—	—	—
Ending value at March 31, 2026	$3,493	$99,090	$3,815	$4,509	$110,907
Net unrealized appreciation (depreciation) on Level 3 investment securities held at March 31, 2026	$(4)	$(558)	$16	$30	$(516)
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 3/31/2026	Valuation technique(s)	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Corporate bonds and notes	3,493	Yield analysis	Yield	6%	6%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Loans	99,090	Yield analysis	Yield	6%-12%	8%	Decrease
			Discount Margin	2%-8%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Asset-backed obligations	$3,815	Yield analysis	Yield	5%-17%	6%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Common stock and other investments	4,509	Yield analysis	Yield	10%-17%	13%	Decrease
Total	$110,907
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input.
Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
EUR = Euro
EURIBOR = Euro Interbank Offered Rate

NOK = Norwegian Krone
PIK = Payment In Kind
SOFR = Secured Overnight Financing Rate
USD = U.S. Dollar
UST = U.S. Treasury
Capital Group KKR Multi-Sector+ — Page 22 of 23

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc.
© 2026 Capital Group. All rights reserved.
PVGEFP1-401-0526
Capital Group KKR Multi-Sector+ — Page 23 of 23